SUBSEQUENT EVENTS	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 5 – SUBSEQUENT EVENTS

Management evaluated subsequent events and transactions that occurred after the balance sheet date, up to the date that the financial statements were issued. Based upon this review, management did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 9 – SUBSEQUENT EVENTS

Management evaluated subsequent events and transactions that occurred after the balance sheet date, up to the date that the financial statements were issued. Based upon this review, other than as set forth below, management did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Promissory Note Drawdowns

On January 15, 2025, the Company effected the second drawdown of $30,000 under the Fifth Extension Note and caused the Sponsor to deposit such sum into the Trust Account in connection with the extension of the Termination Date from January 17, 2025, to February 17, 2025. Such amounts will be distributed either to: (i) all of the holders of Public Stock upon our liquidation or (ii) holders of Public Stock who elect to have their shares redeemed in connection with (a) the vote to approve an extension amendment or (b) the consummation of an Initial Business Combination.

On February 12, 2025, the Company effected the third drawdown of $30,000 under the Fifth Extension Note and caused the Sponsor to deposit such sum into the Trust Account in connection with the extension of the Termination Date from February 17, 2025, to March 17, 2025. Such amounts will be distributed either to: (i) all of the holders of shares of the Company’s common stock, par value $0.0001 per share, issued as part of the units sold in the IPO (“Public Shares”) upon the Company’s liquidation, or (ii) holders of Public Shares who elect to have their shares redeemed in connection with the consummation of a Business Combination.

Working Capital Note

On January 31, 2025, the Company issued an unsecured promissory note to the Sponsor in the principal amount of $1,000,000 (the “January 2025 Promissory Note”) pursuant to which the Company may borrow up to an aggregate principal amount of $1,000,000. The January 2025 Promissory Note does not bear interest and matures upon the closing of the Initial Business Combination. In the event that the Company does not consummate an Initial Business Combination, the January 2025 Promissory Note will be repaid only from amounts remaining outside of the Trust Account, if any.

Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 13 - SUBSEQUENT EVENTS

Management evaluated subsequent events and transactions that occurred after the balance sheet date, up to the date that the financial statements were issued. Based upon this review, other than as set forth below, management did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Through the date of this report, the Company’s Chief Executive Officer advanced $2,456,056 to the Company.

On July 19, 2024, Xtribe Swiss received the official document from Swiss authorities that approves the dissolution request and the strike-off of Xtribe PLC is yet to be initiated.

On September 16, 2024, the Company entered into that certain Amended and Restated Business Combination Agreement (as may be further amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”) by and among WinVest, Xtribe P.L.C., Xtribe (BVI) Ltd., a British Virgin Islands business company registered with company number 2157137 and a wholly-owned subsidiary of Xtribe PLC (“Xtribe BVI,” and together with Xtribe PLC, “Xtribe”) and WinVest (BVI) Ltd. (“WinVest BVI”), a British Virgin Islands business company registered with company number 2157117 and a wholly owned subsidiary of WinVest, which amended and restated a business combination agreement entered into by and among WinVest, Xtribe PLC and certain affiliates thereof on May 9, 2024.

NOTE 14 - SUBSEQUENT EVENTS

Subsequent to December 31, 2023 through July 25, 2024, the Company’s Chief Executive Officer advanced $2,456,056 to the Company.

On July 19, 2024, Xtribe Swiss received the official document from Swiss authorities that approves the dissolution request and the strike-off of Xtribe PLC is yet to be initiated.

On April 18, 2024, the Sponsor of the SPAC cancelled all previous promissory notes issued to Xtribe PLC for respectively $125,000, $520,000, $418,000 and $303,000 and issued a new promissory note to Xtribe Group LLC for $1,336,000. The promissory note is non-interest bearing and has a maturity date of the earlier of (a) the consummation by the SPAC of an initial business combination and (b) the date of the liquidation of the SPAC. The amount of the promissory notes is equal to the amount that the Company advanced to the Sponsor to cover the expenses of the SPAC in accordance with a March 2023 agreement.

On May 9, 2024 the Company and WinVest Acquisition Corp., a publicly traded special purpose acquisition company, announced that they have entered into a definitive business combination agreement with respect to a proposed business combination that is expected to result in the combined company becoming publicly listed on Nasdaq upon the closing of the transaction. Upon closing, the combined company will be renamed “Xtribe Holdings Inc.”